Subordinated Liabilities - Reconciliation of liabilities arising from financing activities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Financial liabilities
Financial liabilities at beginning of period	$ 1,477,724
Cash flows	31,194		$ (5,821)		$ 2,882
Financial liabilities at end of period	1,604,462		1,477,724
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period	51,643	$ 2,518,000,000	36,182	$ 1,817,000,000
Cash flows	(11,799)		12,344
Accrued interest	1,550		1,576
Transaction costs	11		16
Foreign exchange movements	(2,021)		1,525
Financial liabilities at end of period	39,384	2,019,000,000	51,643	$ 2,518,000,000	36,182
Subordinated Additional Tier I Capital Notes, Issued 2021 | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period	14,355
Cash flows			13,930
Foreign exchange movements	(699)		425
Financial liabilities at end of period	13,656	700,000,000	14,355
Subordinated Additional Tier I Capital Notes, Issued 2016
Financial liabilities
Financial liabilities at beginning of period	10,254		9,948
Transaction costs			6
Foreign exchange movements			300
Financial liabilities at end of period			10,254		9,948
Subordinated Additional Tier I Capital Notes, Issued 2016 | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period	10,254
Cash flows	(10,251)
Foreign exchange movements	(3)
Financial liabilities at end of period			10,254
Payment of interest	919		1,073
Tier II Subordinated Capital Notes, Issued 2018 | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period	27,034		26,234
Cash flows	(1,548)		(1,586)
Accrued interest	1,550		1,576
Transaction costs	11		10
Foreign exchange movements	(1,319)		800
Financial liabilities at end of period	$ 25,728	$ 1,300,000,000	$ 27,034		$ 26,234